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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
APPENDIX I                   Washington, D.C. 20549

                                   FORM 24F-2


                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

Read instructions at end of Form before preparing Form. Please print or type.

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1.       Name and address of issuer:

                           ICON Funds
                           5299 DTC Blvd., Suite 1200
                           Greenwood Village, CO 80111

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2.       The name of each series or class of funds for which this Form is filed
         (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                       [X]

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3.       Investment Company Act File Number:          811-07883

         Securities Act File Number:                  333-14927


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4(a).    Last day of the fiscal year for which this notice is filed:

                               SEPTEMBER 30, 2005

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4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
          Form.



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5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year
                  pursuant to section 24(f):                     $2,472,122,073
                                                                 --------------

         (ii)     Aggregate price of securities
                  redeemed or repurchased during
                  the fiscal year:                $1,661,766,081
                                                  --------------

         (iii)    Aggregate price of securities
                  redeemed or repurchased during
                  any prior fiscal year ending no
                  earlier than October 11, 1995
                  that were not previously used
                  to reduce registration fees
                  payable to the Commission.

                                                              $0
                                                  --------------

         (iv)     Total available redemption
                  credits [Add items 5(ii) and
                  5(iii)]:


                                                               - $1,661,766,081
                                                                 --------------
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         (v)      Net Sales - If item 5(i) is
                  greater than item 5(iv) [subtract
                  Item 5(iv) from Item 5(i)]                       $810,355,992
                                                                 --------------

         (vi)     Redemption credits available for            $0
                  use in future years - if        --------------
                  Item 5(i) is less than Item 5
                  (iv) [subtract Item 5(iv) from
                  Item 5(i)]:

         (vii)    Multiplier for determining
                  registration fee (See Instruction
                  C.9):                                               0.0001070
                                                                 --------------

         (viii)   Registration fee due [multiply
                  Item 5(v) by Item 5(vii):                     =    $86,708.09
                  (enter "0" if no fee is due):                  --------------

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6.       Prepaid shares

           If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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7.       Interest due.-- if this Form is being filed more than 90 days after the
         end of the issuers fiscal year (see Instruction D):                 $0
                                                                 --------------

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8.       Total of amount of the registration fee due plus any interest due
         [Line 5(viii) plus line 7].                                 $86,708.09
                                                                 ==============

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9.       Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository:

                       December 19, 2005
           ----------------------------------------------


           Method of Delivery:
                               [x] Wire Transfer
                               [ ] Mail or other means


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                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


            By (Signature and Title)   /s/ Erik L. Jonson
                                       -----------------------------------------

                                       Erik L. Jonson, Vice President and
                                       Chief Financial Officer
                                       -----------------------------------------

                                Date             12/20/2005
                                       -----------------------------------------

* Please print the name and title of the signing officer below the signature.

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